Earnings per share - Reconciliation of adjusted net profit attributable to parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Net profit attributable to shareholders	£ 1,781	£ 1,634	£ 1,471	£ 1,224	£ 1,505
Amortisation of acquired intangible assets	312	326	316
Other deferred tax credits from intangible assets	(61)	(64)	(61)
Acquisition-related items	48	49	10
Net interest on net defined benefit pension obligation	1	4	7
Disposals and other non-operating items	75	12	(54)
Adjusted net profit attributable to shareholders	2,156	1,961	1,689	£ 1,543	£ 1,808
Amortisation of acquired intangible assets, pre-tax	280	296	294
Acquisition-related items, pre-tax	56	62	21
Net interest on net defined benefit pension obligation. pre-tax	1	5	9
Disposals and other non-operating items, pre-tax	72	9	(55)
Tax on amortisation of acquired intangible assets	32	30	22
Tax on other deferred tax credits from intangible assets	(61)	(64)	(61)
Tax on acquisition-related items	(8)	(13)	(11)
Tax on net interest on net defined benefit pension obligation		(1)	(2)
Tax on disposals and other non-operating items	£ 3	£ 3	£ 1